PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

Property and equipment, net, consists of:

December 31,	2012	2011
Land	$1,131	$1,388
Buildings and improvements	48,457	42,408
Machinery, vehicles and equipment	57,130	52,636
Furniture and fixtures	18,251	15,049

	124,969	111,481
Less: accumulated depreciation and amortization	(82,127)	(72,026)

	$42,842	$39,455